Retirement Plan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Retirement Plan [Abstract]
Contributed and expensed	$ 27,503	$ 40,264	$ 148,207	$ 124,166